Other Assets (Components Of Other Assets) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Other Assets
Trust-owned life insurance	$ 67.5	$ 52.8
Capitalized software costs, net	23.8	23.6
Liquor licenses	43.7	42.3
Acquired below-market leases, net	16.7	18.9
Loan costs, net	12.2	14.3
Marketable securities	18.4	31.7
Miscellaneous	27.4	27.3
Total other assets	$ 209.7	$ 210.9